Debt, New Loan Agreement (FY) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 5,000
Term Loan [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 4,000
Maturity date		Nov. 30, 2016
Revolving Line [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,000	$ 1,000
Maturity date	Mar. 31, 2020	Mar. 31, 2020
Total borrowings outstanding	$ 0	$ 0	$ 0
Revolving Line [Member] | Floating Annual Rate [Member]
Debt Instrument [Line Items]
Interest rate	1.75%	1.75%
Revolving Line [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate	1.00%	1.00%